POST-EMPLOYMENT BENEFIT - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 386	R$ 157	R$ 219
Interest income	(58,879)	(57,337)	(56,119)
Actuarial (gain) loss arising from financial assumptions	168,351	(62,807)	88,709
Actuarial loss (gain) arising from experience adjustment	(23,575)	62,889	(14,319)
Actuarial gains arising from demographic assumptions		(22,116)
Employer contributions	(111)	(103)	(303)
Net defined benefit liability	526,322	617,314	575,508
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,141,841	1,097,982	1,161,693
Current service cost	386	157	219
Business combination	9,560		319
Interest income	105,302	107,057	98,343
Early settlement in the plan			(3,081)
Actuarial (gain) loss arising from financial assumptions	(170,791)	62,807	(88,709)
Actuarial loss (gain) arising from experience adjustment	23,181	(62,889)	14,319
Actuarial gains arising from demographic assumptions	505	22,116
Benefit payments	(91,684)	(85,389)	(85,121)
Ending balance	1,018,300	1,141,841	1,097,982
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(524,527)	(522,474)	(492,408)
Interest income	(46,423)	(49,720)	(42,224)
Early settlement in the plan			3,698
Return on investments in the year (excluding interest income)	34,709	2,443	11,405
Employer contributions	(43,340)	(40,278)	(87,945)
Benefit payments	87,603	85,502	85,000
Ending balance	R$ (491,978)	R$ (524,527)	R$ (522,474)